UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x] Rule 15Ga-1 under the Exchange Act (17 CFR 240.1SGa-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported) January 31, 2018

Commission File Number of securitizer: 001-09292

Central Index Key Number of securitizer: 0000778946

Allan J. Herz, Bluegreen Vacations Corporation

(561) 912-8210

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by the check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by the check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by the check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [x]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Vacations Corporation (Securitizer)

Date: January 31, 2018

/s/ Allan J. Herz (Signature)

Name: Allan J. Herz

Title: Senior Vice President, Mortgage Operations and Assistant Treasurer